UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     April 18, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $279,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    12597   288119          Sole                   288119        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7412   195525          Sole                   195525        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3335       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    25303     5657          Sole                     5657        0        0
CANADIAN NAT RES LTD           COM              136385101    12463   182580          Sole                   182580        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    21139   522770          Sole                   522770        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     8198   313870          Sole                   313870        0        0
Cheung Kong Hldgs Limited Adr  ADR              166744201      206    14505          Sole                    14505        0        0
Cheung Kong Holdings Ltd Ord   Foreign Equity   Y13213106      213    15000          Sole                    15000        0        0
CINCINNATI FINL CORP           COM              172062101      356     9368          Sole                     9368        0        0
COCA COLA CO                   COM              191216100      565     9281          Sole                     9281        0        0
COMCAST CORP NEW               CL A SPL         20030N200     8451   445476          Sole                   445476        0        0
CONOCOPHILLIPS                 COM              20825C104      229     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    17491   167652          Sole                   167652        0        0
ENCANA CORP                    COM              292505104     1894    24856          Sole                    24856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      470    10795          Sole                    10795        0        0
EXXON MOBIL CORP               COM              30231G102     1683    19904          Sole                    19904        0        0
GENERAL ELECTRIC CO            COM              369604103     1494    40356          Sole                    40356        0        0
Henderson Land Dev Comp Ltd ShsForeign Equity   Y31476107    12102  1703000          Sole                  1703000        0        0
Henderson Ld Dev Limited Spons ADR              425166303      428    59375          Sole                    59375        0        0
HERSHEY CO                     COM              427866108      452    12000          Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102     3645   130333          Sole                   130333        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     5290    64280          Sole                    64280        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2005    72685          Sole                    72685        0        0
INTEL CORP                     COM              458140100     7333   346244          Sole                   346244        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      205     1781          Sole                     1781        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      205     2794          Sole                     2794        0        0
JOHNSON & JOHNSON              COM              478160104     9947   153339          Sole                   153339        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    13756   186697          Sole                   186697        0        0
LEGG MASON INC                 COM              524901105     9507   169823          Sole                   169823        0        0
LIBERTY GLOBAL INC             COM SER C        530555309      263     8108          Sole                     8108        0        0
LOWES COS INC                  COM              548661107     3495   152355          Sole                   152355        0        0
MEDTRONIC INC                  COM              585055106     7859   162475          Sole                   162475        0        0
MERCK & CO INC                 COM              589331107      712    18771          Sole                    18771        0        0
Mitsui Fudosan Company Ltd Shs Foreign Equity   J4509L101     7567   382000          Sole                   382000        0        0
Nestle S A Sponsored Adr       ADR              641069406     4784    38140          Sole                    38140        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     3408   121447          Sole                   121447        0        0
PEPSICO INC                    COM              713448108      277     3840          Sole                     3840        0        0
PROCTER & GAMBLE CO            COM              742718109    12133   173153          Sole                   173153        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      414     6000          Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108     1044    12000          Sole                    12000        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108     5437   251575          Sole                   251575        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      925     7063          Sole                     7063        0        0
Vanguard Totl Intl Stock Index Intl Mutual Fund 921909602      722    39818          Sole                    39818        0        0
WALGREEN CO                    COM              931422109     9004   236390          Sole                   236390        0        0
WASHINGTON FED INC             COM              938824109     1927    84389          Sole                    84389        0        0
WELLPOINT INC                  COM              94973V107     7169   162444          Sole                   162444        0        0
WELLS FARGO & CO NEW           COM              949746101     4255   146236          Sole                   146236        0        0
Wharf Hldgs Limited Ord        Foreign Equity   Y9551M108     7667  1628000          Sole                  1628000        0        0
Wheelock Company Limited Ord   Foreign Equity   Y9553V106    11934  4260000          Sole                  4260000        0        0
WYETH                          COM              983024100      231     5525          Sole                     5525        0        0